The Target Portfolio Trust
655 Broad Street
17th Floor
Newark, New Jersey 07102
October 4, 2021
VIA EDGAR
U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549
Re:
497(j) Filing for The Target Portfolio Trust
Registration numbers 033-50476 and 811-07064
Dear Sir or Madam,
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this certification that the Prospectus and Statement of Additional Information for the above-referenced Registrant do not differ from that contained in Post-Effective Amendment No. 78 to the Registrant’s Registration Statement on Form N-1A, which was electronically filed with the Commission on September 29, 2021.
Thank you for your attention to this filing. Please direct any questions regarding this filing to the undersigned at 973-802-2762.
Very truly yours,
/s/ Debra Rubano
Debra Rubano
Assistant Secretary